                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
-------------------------------------------------------------------------------

                            MFS CHARTER INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: November 30, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 11/30/03

[graphic omitted]

MFS(R) CHARTER
INCOME TRUST

A path for pursuing opportunity

                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) CHARTER INCOME TRUST

The trust seeks to maximize current income.

New York Stock Exchange Symbol:  MCR

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       8
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETINGS                    9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              24
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     29
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      40
----------------------------------------------------
TRUSTEES AND OFFICERS                             41
----------------------------------------------------
FEDERAL TAX INFORMATION                           43
----------------------------------------------------
CONTACT INFORMATION                               44

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Throughout the year ended November 30, 2003, global bond markets were influenced by accommodative monetary policies and low interest rates. The period provided positive returns to all bond investors, particularly those who bought high-yield bonds and emerging market debt securities (EMDs).

Governments throughout the world sought to stimulate sluggish local economies by lowering interest rates. The financial markets responded by providing easier access to capital for high-yield companies and emerging market countries - two sectors that had been rebuffed by those markets in the summer and early fall of 2002. Although fundamentals improved in both of these sectors, strong supply-demand technicals were the main drivers of performance. Both experienced tremendous inflows as investors continuously sought higher- yielding securities due to the low interest rate environment. In our view, high-yield bonds and EMDs continued to offer good value, but were unlikely to appreciate in price the way they did during the reporting period ended November 30, 2003.

For the period, high-yield corporate bonds provided the best performance results, followed by EMDs and high-grade corporate bonds. Government bond markets around the globe lagged other fixed-income sectors.

-------------------------------------------------------

TOP 5 SECTOR ALLOCATIONS
AS OF 11/30/03

HIGH-YIELD CORPORATES                      30.8%
-------------------------------------------------------
INTERNATIONAL SOVEREIGNS                   20.0%
-------------------------------------------------------
EMERGING MARKETS DEBT                      10.2%
-------------------------------------------------------
MORTGAGE-BACKED SECURITIES                 10.0%
-------------------------------------------------------
U.S. TREASURIES                             9.9%
-------------------------------------------------------
The portfolio is actively managed, and current holdings
may be different.
-------------------------------------------------------

TRUST POSITIONING

The trust benefited from very conservative positioning in 2002. At the end of November 2002, the start of the period, high-yield corporate bonds represented only 12% of the portfolio, EMDs constituted only 6% of the portfolio, and U.S. Treasury securities stood at 16.2% of the trust's assets. In response to signs that the economy might be turning the corner and given the perceived value in corporate bonds, we began to trim our U.S. Treasury position in December 2002 and add to our high-yield and EMD holdings. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) By the end of the period, high-yield corporate bonds represented almost 31% of the portfolio, EMDs were 10.2% of the portfolio, and U.S. Treasury holdings were down to 9.9% of the trust's assets.

DETRACTORS FROM PERFORMANCE

The nature of this portfolio is to provide investors with a fair amount of diversification within the fixed-income markets. Relative performance results, when compared to different benchmark indices, will naturally differ from benchmarks that are comprised of just one or very few fixed-income sectors. For this reporting period ended November 30, 2003, the trust's net asset value results were lower than a 100% high-yield benchmark index or a 100% EMD index.

Our gradual approach to allocation shifts in uncertain times caused us to not fully capitalize on the strong performance of high-yield and EMDs early in the period. At the start of the reporting period, we did not want to add too aggressively to our positions in high-yield securities and bonds from emerging market countries because of the risks we saw at that time. By the end of the period, conditions in the capital markets had eased, economic conditions around the world had improved, and investor demand for yield had driven the prices of some high-yield bonds from $0.30 on the dollar to $0.90. Demand was strong for EMDs as well.

CONTRIBUTORS TO ABSOLUTE PERFORMANCE

Despite missing some of the early part of the high-yield rally, the trust did receive strong absolute returns from the group. By continuing to increase our commitment to high yield and EMDs throughout the year, we captured a larger percentage of the later performance as the markets continued to appreciate. Although yields and spreads for the group declined throughout the period as the markets performed well, we felt that high-yield bonds still offered good value for investors, especially as global economic conditions continued to strengthen.

Industrials and telecommunications were among the trust's strongest industry sectors. Both groups had fallen out of favor with investors in 2002 for reasons that included structural problems, the threat of potential defaults, and limited access to capital. As the economy improved, investors realized that the defaults threat was not as severe as they had anticipated. Also, the easing in the capital markets proved to be a watershed event. That financing pulled companies such as Charter Communications back from the brink of bankruptcy.

The trust experienced strong absolute returns from its EMDs. Historically, this group has generated the strongest returns in periods of economic recovery and economic strength. As global economic conditions began to show signs of improvement during the period, values for EMDs rose. The group's returns for the period also were lifted by an influx of capital from yield-starved investors.

    Respectfully,

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.
    Portfolio Manager

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be different from those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

-------------------
Year ended 11/30/03
-------------------
                                                 Date                  Price
------------------------------------------------------------------------------
Net asset value                                11/30/2002                $9.09
------------------------------------------------------------------------------
                                               11/30/2003                $9.58
------------------------------------------------------------------------------
New York Stock Exchange                        11/30/2002                $8.26
------------------------------------------------------------------------------
                                                6/04/2003  (high)*       $8.97
------------------------------------------------------------------------------
                                               12/16/2002  (low)*        $8.20
------------------------------------------------------------------------------
                                               11/30/2003                $8.78
------------------------------------------------------------------------------
* For the period December 1, 2002, through November 30, 2003.
------------------------------------------------------------------------------


TOTAL RETURN VS BENCHMARKS

-------------------
Year ended 11/30/03
-------------------

------------------------------------------------------------------------------
New York Stock Exchange price*                                          13.02%
------------------------------------------------------------------------------
Net asset value                                                         12.06%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-dollar Hedged Index                  2.46%
------------------------------------------------------------------------------
J.P. Morgan EMBI Index Global                                           25.83%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                     5.18%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index                                        27.88%
------------------------------------------------------------------------------
* Includes reinvestment of dividends and capital gains distributions.

INDEX DEFINITIONS

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world, ex-U.S.

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (THE EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio focuses on companies in a limited number of sectors, making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETINGS (unaudited) - 11/30/03
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Charter Income Trust, which was held on October 8, 2003, the following actions were taken:

ITEM 1. To elect a Board of Trustees.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

John W. Ballen                              54,636,594.431       2,286,010.144
------------------------------------------------------------------------------
William J. Poorvu                           54,595,396.003       2,327,208.572
------------------------------------------------------------------------------
J. Dale Sherratt                            54,667,670.409       2,254,934.166
------------------------------------------------------------------------------
Ward Smith                                  54,556,875.966       2,365,728.609
------------------------------------------------------------------------------

ITEM 2. To act on a shareholder proposal recommending that each Trust's Trustee be required to invest at least 10% of their Trustees fees in trust shares.

                                          NUMBER OF SHARES

For                                          9,399,410.608
----------------------------------------------------------
Against                                     19,076,374.777
----------------------------------------------------------
Abstain                                      1,532,468.190
----------------------------------------------------------
Broker Non-votes                            26,914,351.000
----------------------------------------------------------

ITEM 3. To ratify the selection of independent public accountants for the current fiscal year.

                                          NUMBER OF SHARES

For                                         55,247,451.289
----------------------------------------------------------
Against                                      1,001,540.125
----------------------------------------------------------
Abstain                                        673,613.161
----------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/03
-------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 61.3%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.5%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                               $1,500            $1,526,250
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                                 1,537             1,521,630
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                    675               641,250
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013                                            1,390             1,483,825
-----------------------------------------------------------------------------------------------------
Muzak LLC, 10s, 2009                                                        440               460,900
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                   2,305             1,970,775
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                          1,500             1,582,500
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0s to 2005, 14s to 2009                           380               333,450
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010                                       1,420             1,583,300
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                      2,600             2,788,500
-----------------------------------------------------------------------------------------------------
                                                                                          $13,892,380
-----------------------------------------------------------------------------------------------------
Aerospace - 0.8%
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008                                               $1,240            $1,382,600
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                                   800               834,000
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         941               971,582
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011##                                             995             1,054,700
-----------------------------------------------------------------------------------------------------
                                                                                           $4,242,882
-----------------------------------------------------------------------------------------------------
Agency - Other - 1.0%
-----------------------------------------------------------------------------------------------------
Financing Corp., 10.35s, 2018                                            $3,600            $5,489,917
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005**                                  $3,550              $452,625
-----------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 3.4%
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019**                               $222                $4,445
-----------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I Corp., 7s, 2029                     3,000             2,950,195
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                         3,535             3,080,353
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2029                            850               793,593
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7.5s, 2029                        3,000             2,783,555
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 0s, 2035
(Interest Only)                                                          86,260             2,228,701
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.709s, 2039                              2,000             1,922,679
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.083s, 2031                             25,547               827,731
-----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032##                      4,357             4,743,943
-----------------------------------------------------------------------------------------------------
                                                                                          $19,335,195
-----------------------------------------------------------------------------------------------------
Automotive - 1.5%
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013##                                          $905              $961,562
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7s, 2013                                             952               965,330
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8s, 2031                                 1,363             1,440,424
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                2,045             1,738,250
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013                                    1,715             1,946,525
-----------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375s, 2013##                                        875               988,750
-----------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11s, 2013##                                           130               152,425
-----------------------------------------------------------------------------------------------------
                                                                                           $8,193,266
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC, 8.625s, 2009                        $3,030            $2,424,000
-----------------------------------------------------------------------------------------------------
Continental Cablevision, 9.5s, 2013                                       2,390             2,745,586
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          3,450             3,588,000
-----------------------------------------------------------------------------------------------------
DIRECTV, Inc., 8.375s, 2013                                                 335               378,969
-----------------------------------------------------------------------------------------------------
Jones Intercable, Inc., 8.875s, 2007                                      3,150             3,266,027
-----------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5s, 2006                                 1,900             2,242,000
-----------------------------------------------------------------------------------------------------
Mediacom Communications Corp., 11s, 2013                                  2,400             2,574,000
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8s, 2012                                      1,169             1,517,015
-----------------------------------------------------------------------------------------------------
                                                                                          $18,735,597
-----------------------------------------------------------------------------------------------------
Building - 1.3%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375s, 2008                               $1,005            $1,108,013
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                             1,070             1,135,537
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                        510               555,900
-----------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 9.25s, 2007                                        1,500             1,545,000
-----------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.875s, 2008                                       1,145             1,190,800
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     1,650             1,608,750
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10s, 2008                                          205               222,425
-----------------------------------------------------------------------------------------------------
                                                                                           $7,366,425
-----------------------------------------------------------------------------------------------------
Business Services - 0.9%
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                         $3,000            $3,180,000
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                                 1,995             2,054,850
-----------------------------------------------------------------------------------------------------
                                                                                           $5,234,850
-----------------------------------------------------------------------------------------------------

Chemicals - 1.9%
-----------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625s, 2011##                                     $710              $752,600
-----------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals, 10.125s, 2009                                     1,950             1,945,125
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                         1,745             1,840,975
-----------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 9.625s, 2012                              2,000             2,210,000
-----------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0s to 2007, 10.67s to
2013##                                                                    1,470             1,113,525
-----------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875s, 2013##                                               400               434,000
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                      1,690             1,812,525
-----------------------------------------------------------------------------------------------------
Nalco Co., 7.75s, 2011##                                                    690               719,325
-----------------------------------------------------------------------------------------------------
                                                                                          $10,828,075
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
-----------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5s, 2009                              $855              $867,825
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                               925               959,687
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          1,700             1,755,250
-----------------------------------------------------------------------------------------------------
                                                                                           $3,582,762
-----------------------------------------------------------------------------------------------------
Containers - 0.9%
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875s, 2009                         $660              $714,450
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25s, 2013                         2,245             2,351,637
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                     190               174,800
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                           1,919             1,988,852
-----------------------------------------------------------------------------------------------------
                                                                                           $5,229,739
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
-----------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625s, 2012                          $1,480            $1,613,200
-----------------------------------------------------------------------------------------------------

Electronics - 0.2%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5s, 2013                               $1,145            $1,145,000
-----------------------------------------------------------------------------------------------------

Entertainment - 1.4%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                      $1,700            $1,785,000
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.7s, 2025                                     530               615,287
-----------------------------------------------------------------------------------------------------
News America, Inc., 6.55s, 2033                                             538               557,498
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013                                              1,500             1,520,625
-----------------------------------------------------------------------------------------------------
Turner Broadcasting, Inc., 8.375s, 2013                                   2,859             3,445,023
-----------------------------------------------------------------------------------------------------
                                                                                           $7,923,433
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.1%
-----------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25s, 2013##                              $360              $382,050
-----------------------------------------------------------------------------------------------------

Forest & Paper Products - 1.0%
-----------------------------------------------------------------------------------------------------
Buckeye Tecnologies, Inc., 8.5s, 2013##                                  $1,680            $1,785,000
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5s, 2011##                         500               550,000
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5s, 2013##                       2,940             3,245,025
-----------------------------------------------------------------------------------------------------
                                                                                           $5,580,025
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.0%
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                $1,550            $1,617,813
-----------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., 7.625s, 2015                                 240               250,800
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625s, 2012                                         1,100             1,215,500
-----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45s, 2008                                         2,700             2,814,750
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                            1,675             1,871,812
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                              1,550             1,732,125
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75s, 2013                                   900               895,500
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Inc., 7.875s, 2012                             3,000             3,326,250
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort, 11s, 2010                                         1,550             1,794,125
-----------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp., 8.25s, 2013##                                1,120             1,183,000
-----------------------------------------------------------------------------------------------------
                                                                                          $16,701,675
-----------------------------------------------------------------------------------------------------
Home Construction - 0.3%
-----------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 6.375s, 2033                                          $1,517            $1,467,130
-----------------------------------------------------------------------------------------------------

Industrial - 0.2%
-----------------------------------------------------------------------------------------------------
MSW Energy Holdings, 7.375s, 2010##                                      $1,045            $1,076,350
-----------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.3%
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                           $1,355            $1,439,688
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 1.4%
-----------------------------------------------------------------------------------------------------
AGCO Corp., 9.5s, 2008                                                   $1,750            $1,907,500
-----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25s, 2011##                                   1,865             2,046,837
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                     2,185             2,447,200
-----------------------------------------------------------------------------------------------------
Terex Corp., 9.25s, 2011                                                  1,405             1,559,550
-----------------------------------------------------------------------------------------------------
                                                                                           $7,961,087
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                      $1,147            $1,230,157
-----------------------------------------------------------------------------------------------------
Genesis Healthcare Corp., 8s, 2013##                                        255               259,463
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5s, 2012                                        1,800             1,656,000
-----------------------------------------------------------------------------------------------------
                                                                                           $3,145,620
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
-----------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875s, 2013                                         $355              $373,638
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                             1,020             1,093,950
-----------------------------------------------------------------------------------------------------
                                                                                           $1,467,588
-----------------------------------------------------------------------------------------------------
Mortgage Backed - 10.0%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2016                                $2,209            $2,307,345
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                                 6,690             6,988,367
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.975s, 2020                                 4                 4,066
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2031                               1,232             1,284,760
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2032                               9,549             9,957,306
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2033                              24,704            24,873,690
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2033                                 6,035             6,202,589
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. TBA 30, 6s, 2033                          4,369             4,487,784
-----------------------------------------------------------------------------------------------------
                                                                                          $56,105,907
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
-----------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875s, 2011                                       $3,235            $3,509,975
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.2%
-----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co., 7.625s, 2010                                    $2,890            $2,904,450
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010                                    1,650             1,819,125
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                         2,100             2,163,000
-----------------------------------------------------------------------------------------------------
                                                                                           $6,886,575
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.2%
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                        $1,042            $1,074,443
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.2%
-----------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5s, 2033                                          $996            $1,015,522
-----------------------------------------------------------------------------------------------------

Photographic Products - 0.1%
-----------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                             $832              $863,407
-----------------------------------------------------------------------------------------------------

Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                           $2,500            $2,675,000
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.8%
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009                                         $1,500            $1,702,500
-----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875s, 2013##                                        1,500             1,702,500
-----------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875s, 2013##                                     1,015             1,008,656
-----------------------------------------------------------------------------------------------------
                                                                                           $4,413,656
-----------------------------------------------------------------------------------------------------
Steel
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004**                                               $280               $78,400
-----------------------------------------------------------------------------------------------------

Stores - 0.6%
-----------------------------------------------------------------------------------------------------
J. Crew Group, Inc., 10.375s, 2007                                       $1,100            $1,135,750
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011                                                1,250             1,406,250
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013                                                 825               886,875
-----------------------------------------------------------------------------------------------------
                                                                                           $3,428,875
-----------------------------------------------------------------------------------------------------

Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                             $1,650            $1,744,875
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.0%
-----------------------------------------------------------------------------------------------------
AT & T Wireless Services, Inc., 8.75s, 2031                              $1,106            $1,270,023
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                       2,500             2,940,625
-----------------------------------------------------------------------------------------------------
Worldcom, Inc., 7.5s, 2011                                                4,000             1,345,000
-----------------------------------------------------------------------------------------------------
                                                                                           $5,555,648
-----------------------------------------------------------------------------------------------------
Tobacco - 0.1%
-----------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 6.8s, 2003                                       $604              $604,000
-----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 3.8%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7s, 2005                               $6,100            $6,590,355
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2011                                5,005             5,513,968
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2007++                               5,105             5,423,680
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2008                                 3,672             4,051,112
-----------------------------------------------------------------------------------------------------
                                                                                          $21,579,115
-----------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 9.9%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75s, 2005++                                      $8,000            $9,191,560
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12s, 2013++                                          7,500            10,347,068
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875s, 2015                                         5,025             7,458,788
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625s, 2015++                                      3,350             5,193,415
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875s, 2006++                                       8,000             8,875,000
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007++                                      13,254            14,322,811
-----------------------------------------------------------------------------------------------------
                                                                                          $55,388,642
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                                 $1,100            $1,190,750
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                     1,100             1,197,625
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                              1,185             1,093,163
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5s, 2011                                              2,000             2,085,000
-----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875s, 2010##                                     1,150             1,259,250
-----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875s, 2011                                       1,500             1,297,500
-----------------------------------------------------------------------------------------------------
PG&E Corp., 6.875s, 2008##                                                  405               431,325
-----------------------------------------------------------------------------------------------------
PSEG Energy Holdings, 7.75s, 2007                                         3,101             3,197,906
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010##                                      370               373,700
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013##                                       430               434,300
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                   2,727             2,914,481
-----------------------------------------------------------------------------------------------------
                                                                                          $15,475,000
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013##                                     $1,220            $1,268,800
-----------------------------------------------------------------------------------------------------

Wireless Communications - 1.8%
-----------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 11s, 2010                                        $1,251            $1,294,785
-----------------------------------------------------------------------------------------------------
Centennial Cellular Communications, 10.125s, 2013                         1,800             1,899,000
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 1s, 2011                                1,500             1,560,000
-----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875s, 2013##                                 500               503,125
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375s, 2015                                   520               547,300
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                           600               556,500
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875s, 2010##                                      1,175             1,216,125
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013                                                860               911,600
-----------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25s, 2013                                       1,735             1,804,400
-----------------------------------------------------------------------------------------------------
                                                                                          $10,292,835
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $344,447,234
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 33.0%
-----------------------------------------------------------------------------------------------------
Algeria
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.063s, 2010                                          $167              $161,566
-----------------------------------------------------------------------------------------------------

Australia - 0.4%
-----------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)##                                               $2,000            $2,075,000
-----------------------------------------------------------------------------------------------------

Austria - 1.7%
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                       EUR 6,061            $7,770,144
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                               558               698,767
-----------------------------------------------------------------------------------------------------
Republic of Austria, 4.65s, 2018                                          1,010             1,198,380
-----------------------------------------------------------------------------------------------------
                                                                                           $9,667,291
-----------------------------------------------------------------------------------------------------
Belgium - 0.4%
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                         EUR 945            $1,126,831
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                                912             1,143,694
-----------------------------------------------------------------------------------------------------
                                                                                           $2,270,525
-----------------------------------------------------------------------------------------------------
Brazil - 2.2%
-----------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, 8.754s, 2008 (Banks &
Credit Companies)                                                          $352              $349,142
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2009                                  1,629             1,514,691
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 9.25s, 2010                                   1,746             1,801,872
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10s, 2011                                     1,446             1,528,422
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.25s, 2013                                    593               638,365
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                      3,141             3,023,528
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2s, 2024                                        874               731,975
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  1,535             1,377,662
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11s, 2040                                     1,373             1,404,579
-----------------------------------------------------------------------------------------------------
                                                                                          $12,370,236
-----------------------------------------------------------------------------------------------------

Bulgaria - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                      $1,604            $1,864,650
-----------------------------------------------------------------------------------------------------

Canada - 2.2%
-----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55s, 2010 (Forest & Paper
Products)                                                                $1,398            $1,517,611
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)##                                 1,350             1,498,500
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2009                                      CAD 4,993             4,069,146
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2010                                          1,761             1,432,108
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.25s, 2012                                           868               691,235
-----------------------------------------------------------------------------------------------------
Government of Canada, 8s, 2023                                            1,243             1,270,289
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.25s, 2013 (Broadcast & Cable TV)                   $1,790             1,796,713
-----------------------------------------------------------------------------------------------------
                                                                                          $12,275,602
-----------------------------------------------------------------------------------------------------
Chile - 0.4%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad SA, 8.35s, 2013
(Utilities - Electric Power)                                             $1,029            $1,132,798
-----------------------------------------------------------------------------------------------------
Enersis SA, 7.375s, 2014 (Utilities - Electric Power)##                   1,056             1,068,626
-----------------------------------------------------------------------------------------------------
                                                                                           $2,201,424
-----------------------------------------------------------------------------------------------------
Colombia - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                          $503              $550,785
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                          976             1,073,600
-----------------------------------------------------------------------------------------------------
                                                                                           $1,624,385
-----------------------------------------------------------------------------------------------------
Denmark - 0.8%
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                          DKK 8,924            $1,611,943
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                             16,161             2,863,142
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5s, 2013                                              1,874               310,730
-----------------------------------------------------------------------------------------------------
                                                                                           $4,785,815
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.1%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006##                                           $604              $525,480
-----------------------------------------------------------------------------------------------------

Finland - 1.8%
-----------------------------------------------------------------------------------------------------
Republic of Finland, 2.75s, 2006                                        EUR 299              $355,377
-----------------------------------------------------------------------------------------------------
Republic of Finland, 3s, 2008                                             5,543             6,439,542
-----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                         2,716             3,489,762
-----------------------------------------------------------------------------------------------------
                                                                                          $10,284,681
-----------------------------------------------------------------------------------------------------

France - 2.6%
-----------------------------------------------------------------------------------------------------
Crown Euro Holdings SA, 9.5s, 2011 (Containers)                          $2,580            $2,889,600
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                       EUR 3,830             4,789,293
-----------------------------------------------------------------------------------------------------
Republic of France, 4s, 2009                                              3,888             4,671,331
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2012                                             356               438,421
-----------------------------------------------------------------------------------------------------
Rhodia SA, 8.875s, 2011 (Chemicals)##                                    $1,045               924,825
-----------------------------------------------------------------------------------------------------
Vivendi Universal SA, 6.25s, 2008 (Advertising &
Broadcasting)##                                                             915               960,750
-----------------------------------------------------------------------------------------------------
                                                                                          $14,674,220
-----------------------------------------------------------------------------------------------------
Germany - 3.6%
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                              EUR 11,947           $14,756,234
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25s, 2010                                  2,101             2,685,033
-----------------------------------------------------------------------------------------------------
KFW-Kredit Wiederaufbau, 3.25s, 2008 (Banks & Credit
Companies)                                                                2,244             2,645,704
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                        100               127,473
-----------------------------------------------------------------------------------------------------
                                                                                          $20,214,444
-----------------------------------------------------------------------------------------------------
Greece - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Greece, 3.5s, 2008                                        EUR 1,044            $1,240,060
-----------------------------------------------------------------------------------------------------
Republic of Greece, 4.6s, 2013                                              618               745,085
-----------------------------------------------------------------------------------------------------
                                                                                           $1,985,145
-----------------------------------------------------------------------------------------------------
Ireland - 2.2%
-----------------------------------------------------------------------------------------------------
Eircom Funding, 8.25s, 2013 (Telecommunications -
Wireline)##                                                                $810              $878,850
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                   970             1,076,700
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                      EUR 3,956             4,866,679
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25s, 2009                                          3,290             3,831,754
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                             1,326             1,657,007
-----------------------------------------------------------------------------------------------------
                                                                                          $12,310,990
-----------------------------------------------------------------------------------------------------
Italy - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Italy, 5s, 2008                                           EUR 3,057            $3,858,580
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                              122               149,527
-----------------------------------------------------------------------------------------------------
Republic of Italy, 5.25s, 2017                                              458               575,127
-----------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25s, 2013 (Telecommunications -
Wireline)##                                                              $1,418             1,410,147
-----------------------------------------------------------------------------------------------------
                                                                                           $5,993,381
-----------------------------------------------------------------------------------------------------

Kazakhstan - 0.6%
-----------------------------------------------------------------------------------------------------
Hurricane Finance BV, 9.625s, 2010 (Oils)+                                 $735              $817,688
-----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 10.125s, 2007 (Banks &
Credit Companies)+                                                          128               143,360
-----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 10.125s, 2007 (Banks &
Credit Companies)##                                                         123               137,760
-----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 8.5s, 2013 (Banks & Credit
Companies)                                                                  190               196,175
-----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 8.5s, 2013 (Banks & Credit
Companies)##                                                                949               979,842
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                              1,002             1,064,388
-----------------------------------------------------------------------------------------------------
                                                                                           $3,339,213
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.2%
-----------------------------------------------------------------------------------------------------
Millicom International Cellular, 10s, 2013 (Wireless
Communications)##                                                        $1,125            $1,153,125
-----------------------------------------------------------------------------------------------------

Malaysia - 0.5%
-----------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75s, 2015 (Sovereign Bonds)+                  $970            $1,155,076
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                      1,357             1,564,569
-----------------------------------------------------------------------------------------------------
                                                                                           $2,719,645
-----------------------------------------------------------------------------------------------------
Mexico - 2.9%
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Companies)##                  $1,000            $1,126,250
-----------------------------------------------------------------------------------------------------
Grupo Televisa SA, 8.5s, 2032 (Broadcast & Cable TV)                      1,061             1,103,440
-----------------------------------------------------------------------------------------------------
Innova S De R.L., 9.375s, 2013 (Wireless
Communications)##                                                           654               668,715
-----------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69s, 2009 (Energy - Integrated)                       915             1,065,975
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010 (Oil
Services)                                                                   457               539,260
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Oil
Services)                                                                 5,545             6,057,913
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5s, 2027 (Quasi-Government)                        2,129             2,469,640
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                         270               297,675
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                        2,163             3,099,579
-----------------------------------------------------------------------------------------------------
                                                                                          $16,428,447
-----------------------------------------------------------------------------------------------------

Netherlands - 1.8%
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75s, 2009                                   EUR 5,867            $6,984,283
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5s, 2012                                          2,636             3,307,872
-----------------------------------------------------------------------------------------------------
                                                                                          $10,292,155
-----------------------------------------------------------------------------------------------------
New Zealand - 0.6%
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                   NZD 2,425            $1,612,698
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                     2,468             1,602,976
-----------------------------------------------------------------------------------------------------
                                                                                           $3,215,674
-----------------------------------------------------------------------------------------------------
Panama - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                         $2,208            $2,484,000
-----------------------------------------------------------------------------------------------------

Poland - 0.3%
-----------------------------------------------------------------------------------------------------
PTC International Finance II SA, 11.25s, 2009 (Wireless
Communications)                                                          $1,316            $1,441,020
-----------------------------------------------------------------------------------------------------

Portugal - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45s, 2013                                     EUR 1,777            $2,283,768
-----------------------------------------------------------------------------------------------------

Qatar - 0.6%
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                              $2,292            $3,214,530
-----------------------------------------------------------------------------------------------------

Russia - 1.1%
-----------------------------------------------------------------------------------------------------
Government of Russia, 11s, 2018+                                           $624              $832,260
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Finance, 9.75s, 2008 (Wireless
Communications)##                                                         1,042             1,113,638
-----------------------------------------------------------------------------------------------------
OAO Gazprom, 9.625s, 2013 (Utilities - Gas)##                             1,360             1,475,600
-----------------------------------------------------------------------------------------------------
OAO Siberian Oil Co., 10.75s, 2009 (Energy - Integrated)                    980             1,060,850
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                  1,514             1,720,282
-----------------------------------------------------------------------------------------------------
                                                                                           $6,202,630
-----------------------------------------------------------------------------------------------------
Spain - 1.8%
-----------------------------------------------------------------------------------------------------
Kingdom of Spain, 6s, 2008                                            EUR 4,096            $5,361,450
-----------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35s, 2011                                             3,630             4,658,655
-----------------------------------------------------------------------------------------------------
                                                                                          $10,020,105
-----------------------------------------------------------------------------------------------------
Sweden - 0.5%
-----------------------------------------------------------------------------------------------------
AB Spintab, 5s, 2008 (Banks & Credit Companies)                      SEK 16,600            $2,227,378
-----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 5.5s, 2012                                             4,205               581,022
-----------------------------------------------------------------------------------------------------
                                                                                           $2,808,400
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.5%
-----------------------------------------------------------------------------------------------------
Global Telesystems, Inc., 10.875s, 2008
(Telecommunications - Wireline)**                                          $165                   $17
-----------------------------------------------------------------------------------------------------
U.K. Treasury, 7.25s, 2007                                            GBP 1,179             2,203,607
-----------------------------------------------------------------------------------------------------
U.K. Treasury, 5s, 2012                                                     298               511,404
-----------------------------------------------------------------------------------------------------
                                                                                           $2,715,028
-----------------------------------------------------------------------------------------------------
Venezuela - 0.1%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 10.75s, 2013##                                      $766              $752,595
-----------------------------------------------------------------------------------------------------

Ukraine - 0.2%
-----------------------------------------------------------------------------------------------------
Ukraine Government, 7.65s, 2013##                                          $886              $899,290
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $185,254,460
-----------------------------------------------------------------------------------------------------

Municipal Bonds - 1.6%
-----------------------------------------------------------------------------------------------------
Austin, Texas Electric, 5.5s, 2012                                       $1,200            $1,375,560
-----------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Illinois, 5s, 2028                         4,800             4,848,336
-----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority New York, 5s, 2032                  2,500             2,536,475
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                      $8,760,371
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $512,152,301)                                              $538,462,065
-----------------------------------------------------------------------------------------------------

Convertible Bonds - 0.4%
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.4%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 7.75s, 2013*                                         $2              $535,150
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010                                  1,500             1,477,500
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $1,427,913)                                      $2,012,650
-----------------------------------------------------------------------------------------------------

Stocks - 0.1%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.1%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      5,720              $371,800
-----------------------------------------------------------------------------------------------------

Basic Industry
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                  795                $9,381
-----------------------------------------------------------------------------------------------------

Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                    72                $1,512
-----------------------------------------------------------------------------------------------------

Machinery & Tools
-----------------------------------------------------------------------------------------------------
Simonds Industries, Inc.*                                                 1,235                $3,322
-----------------------------------------------------------------------------------------------------

Utilities - Telephone
-----------------------------------------------------------------------------------------------------
ITC-DeltaCom, Inc.*                                                      63,023              $311,964
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,096,811)                                                   $697,979
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
Ono Finance PLC, Expire 2/15/11 (Broadcast & Cable TV)*                   1,000                   $10
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc., Expire 1/15/07
(Business Services)*                                                      1,625                    42
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc., Expire 1/15/07
(Business Services)*                                                        750                    23
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., Expire 12/19/08 (Chemicals)*                      250                     3
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., Expire 5/23/04 (Basic
Industry)*                                                                1,257                 1,131
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., Expire 5/23/06 (Basic
Industry)*                                                                  760                   760
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $186,200)                                                     $1,969
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, dated 11/28/03, due 12/01/03, total to be received $15,862,348 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                        $15,861           $15,861,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.5%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    36,839,451           $36,839,451
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $569,563,676)                                        $593,875,114
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.7)%                                                   (31,975,332)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $561,899,782
-----------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non-income producing security - in default.
 ## SEC Rule 144A restriction.
  + Restricted security.
 ++ All or a portion of this security is on loan.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the
U.S. Dollar. A list of abbreviations is shown below:

  AUD = Australian Dollars                  GBP = British Pounds
  CAD = Canadian Dollars                    NZD = New Zealand Dollars
  DKK = Danish Kroner                       SEK = Swedish Kronor
  EUR = Euro

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the asset and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS

Investments, at value, including $36,119,158 of securities
on loan (identified cost, $569,563,676)                           $593,875,114
-----------------------------------------------------------------------------------------------------
Cash                                                                     6,125
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             461,010
-----------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                              105,000
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      3,626,837
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  9,628,463
-----------------------------------------------------------------------------------------------------
Other assets                                                            18,562
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $607,721,111
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                       $57
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          36,839,451
-----------------------------------------------------------------------------------------------------
Payable to dividend disbursing agent                                   206,413
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                      856,856
-----------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                                 4,480,273
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              2,931,641
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        36,683
-----------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                           8,040
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 461,915
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $45,821,329
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $561,899,782
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

NET ASSETS CONSIST OF

Paid-in capital                                                   $613,581,573
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        22,027,241
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (62,448,806)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    (11,260,226)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $561,899,782
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (63,248,883 shares
issued, less 4,601,344 treasury shares)                                                    58,647,539
-----------------------------------------------------------------------------------------------------
Net asset value per share (net assets / shares of beneficial
interest outstanding)                                                                           $9.58
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OFOPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 11/30/03

NET INVESTMENT INCOME

Interest income                                                                           $33,901,085
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,483,586
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                91,714
-----------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                         110,112
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    55,438
-----------------------------------------------------------------------------------------------------
  Investor communication expense                                       306,966
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        404,323
-----------------------------------------------------------------------------------------------------
  Printing                                                              49,528
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         42,600
-----------------------------------------------------------------------------------------------------
  Postage                                                               21,108
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             6,388
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         73,654
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,645,417
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (13,634)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,631,783
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $29,269,302
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $36,017,607
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (21,210,370)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $14,807,237
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                      $15,408,351
-----------------------------------------------------------------------------------------------------
  Future contracts                                                     102,870
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign countries           202,092
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $15,713,313
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $30,520,550
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $59,789,852
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 11/30                                            2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $29,269,302              $31,517,233
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             14,807,237              (23,234,066)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       15,713,313               21,261,871
-----------------------------------------------------------   --------------       ------------------
Increase in net assets from operations                           $59,789,852              $29,545,038
-----------------------------------------------------------   --------------       ------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                      $(31,796,703)            $(29,555,338)
-----------------------------------------------------------------------------------------------------
From paid-in capital                                                      --               (5,548,996)
-----------------------------------------------------------   --------------       ------------------
Total distributions declared to shareholders                    $(31,796,703)            $(35,104,334)
-----------------------------------------------------------   --------------       ------------------
Net decrease in net assets from trust share transactions        $(12,374,600)             $(4,773,607)
-----------------------------------------------------------   --------------       ------------------
Total increase (decrease) in net assets                          $15,618,549             $(10,332,903)
-----------------------------------------------------------   --------------       ------------------

NET ASSETS

At beginning of period                                          $546,281,233             $556,614,136
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $11,260,226 and $3,355,518, respectively)               $561,899,782             $546,281,233
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years.
Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in this report.

FOR YEARS ENDED 11/30
                                                     2003              2002              2001             2000            1999
Net asset value, beginning of period                $9.09             $9.17             $9.20            $9.71          $10.39
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income                             $0.49             $0.52             $0.67            $0.72           $0.72
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.53             (0.02)            (0.01)           (0.45)          (0.65)
-----------------------------------------------   -------      ------------      ------------      -----------     ------------
Total from investment operations                    $1.02             $0.50             $0.66            $0.27           $0.07
-----------------------------------------------   -------      ------------      ------------      -----------     ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.53)           $(0.49)           $(0.64)          $(0.61)         $(0.68)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --             (0.09)            (0.05)           (0.17)          (0.07)
-----------------------------------------------   -------      ------------      ------------      -----------     ------------
Total distributions declared to
shareholders                                       $(0.53)           $(0.58)           $(0.69)          $(0.78)         $(0.75)
-----------------------------------------------   -------      ------------      ------------      -----------     ------------
Net asset value, end of period                      $9.58             $9.09             $9.17            $9.20           $9.71
-----------------------------------------------   -------      ------------      ------------      -----------     ------------
Per share market value, end of period               $8.78             $8.26             $8.35            $8.44           $8.06
-----------------------------------------------   -------      ------------      ------------      -----------     ------------
Total return at market value (%)                    13.02              5.99              6.92            14.66          (11.88)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                           0.83              0.85              0.91             0.93            0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5.21              5.80              7.18             7.53            7.17
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    129               137                98              113             121
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $561,900          $546,281          $556,614         $561,105        $632,594
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective December 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.24%. Per share, ratios, and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Charter Income Trust (the trust) is a non-diversified Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), and futures contracts in the trust's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The trust values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the trust's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the trust determines net asset value, and therefore the trust may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and accrued expenses and other liabilities is $13,810 of Deferred Trustees' Compensation.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

The trust may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The trust may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, timing of capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended November 30, 2003 and November 30, 2002 was as follows:

                                               11/30/03              11/30/02
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                           $31,796,703           $29,555,338
-------------------------------------------------------------------------------
  Tax return of capital                              --             5,548,996
-------------------------------------------------------------------------------
Total distributions declared                $31,796,703           $35,104,334
-------------------------------------------------------------------------------

During the year ended November 30, 2003, accumulated net investment loss increased by $5,377,307, accumulated net realized loss on investments and foreign currency transactions decreased by $7,492,374, and paid-in capital decreased by $2,115,067 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

At November 30, 2003, accumulated net investment loss and realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for capital losses, defaulted bonds, foreign currency transactions, and amortization and accretion on debt securities.

As of November 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                            $(55,912,985)
      ------------------------------------------------------------------
      Unrealized appreciation                                17,852,838
      ------------------------------------------------------------------
      Other temporary differences                           (13,621,644)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on.

      EXPIRATION DATE

      November 30, 2008                                    $(10,216,164)
      ------------------------------------------------------------------
      November 30, 2009                                     (21,791,609)
      ------------------------------------------------------------------
      November 30, 2010                                     (23,905,212)
      ------------------------------------------------------------------
      Total                                                $(55,912,985)
      ------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 4.57% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is $18,916 as a result of the change in the trust's unfunded retirement benefit deferral plan liability for active Trustees and a pension expense of $9,392 for inactive trustees for the year ended November 30, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee not to exceed the following annual percentage rates of the trust's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $89,579 for the year ended November 30, 2003. MFSC is also reimbursed by the trust for out-of-pocket expenses that amounted to $5,956 for the year ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES            SALES

U.S. government securities                    $173,172,963     $192,655,917
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)  $525,264,484     $556,913,560
-----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $576,007,903
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $26,378,172
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (8,510,961)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $17,867,211
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 1,445,000 shares of beneficial interest during the year ended November 30, 2003 at an average price per share of $8.56 and a weighted average discount of 9.10% per share. The trust repurchased and retired 579,900 shares of beneficial interest during the year ended November 30, 2002 at an average price per share of $8.23 and a weighted average discount of 9.02% per share. Transactions in trust shares were as follows:

                                            Year ended 11/30/03                 Year ended 11/30/02
                                         SHARES            AMOUNT            SHARES            AMOUNT
Treasury shares reacquired               (1,445,000)      $(12,374,600)        (579,900)       $(4,773,607)
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the year ended November 30, 2003, was $3,855. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-------
SALES
-------

                                  CONTRACTS TO                                             NET UNREALIZED
                                    DELIVER/          IN EXCHANGE       CONTRACTS           APPRECIATION
SETTLEMENT DATE                      RECEIVE              FOR            AT VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
   12/17/03-1/13/04  CAD           8,180,767          $6,225,633        $6,292,872           $(67,239)
           12/17/03  DKK          36,843,370           5,791,434         5,936,876           (145,442)
   12/17/03-1/20/04  EUR          78,265,791          91,383,203        93,781,056         (2,397,853)
            1/13/04  GBP             657,714           1,111,656         1,128,737            (17,081)
           12/17/03  NZD           8,504,572           5,183,367         5,426,970           (243,603)
           12/17/03  SEK          15,508,519           1,990,463         2,050,886            (60,423)
                                                    ------------      ------------        -----------
                                                    $111,685,756      $114,617,397        $(2,931,641)
                                                    ============      ============        ===========
---------------------------------------------------------------------------------------------------------

---------
PURCHASES
---------
                                  CONTRACTS TO                                             NET UNREALIZED
                                    DELIVER/          IN EXCHANGE       CONTRACTS           APPRECIATION
SETTLEMENT DATE                      RECEIVE              FOR            AT VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
            1/13/04  AUD           3,309,693          $2,314,750        $2,383,844            $69,094
   12/17/03-1/13/04  CAD           3,307,164           2,504,725         2,544,929             40,204
           12/17/03  DKK          10,700,940           1,676,827         1,724,331             47,504
   12/17/03-1/13/04  EUR           7,107,888           8,306,299         8,519,038            212,739
            1/13/04  GBP           1,894,314           3,201,510         3,250,932             49,422
           12/17/03  NZD           3,127,621           1,953,762         1,995,809             42,047
                                                     -----------       -----------           --------
                                                     $19,957,873       $20,418,883           $461,010
                                                     ===========       ===========           ========
---------------------------------------------------------------------------------------------------------

At November 30, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                                UNREALIZED
DESCRIPTION                                  EXPIRATION       CONTRACTS        POSITION       APPRECIATION
U.S. Treasury Notes 10 Year Futures       December 2003             160           Short          $102,870
------------------------------------------------------------------------------------------------------------

At November 30, 2003, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

The trust may invest not more than 20% of its total assets in securities which are subject to legal or contractual restrictions on resale. At November 30, 2003, the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                 SHARE/
                                  DATE OF     PRINCIPAL
DESCRIPTION                   ACQUISITION        AMOUNT        COST       VALUE

Hurricane Finance BV              9/18/03       735,000    $810,338     $817,688
--------------------------------------------------------------------------------
Kazkommerts International BV      4/14/03       128,000     139,853      143,360
--------------------------------------------------------------------------------
Petroliam Nasional Berhad        12/19/01       970,000     994,750    1,155,076
--------------------------------------------------------------------------------
Government of Russia             11/28/03       624,000     832,260      832,260
--------------------------------------------------------------------------------
                                                                      $2,948,384
--------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective December 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to December 1, 2001, the trust did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the trust, but resulted in a $3,914,186 reduction in cost of securities and a corresponding $3,914,186 increase in net unrealized appreciation, based on securities held by the trust on December 1, 2001.

The effect of this change for the year ended November 30, 2002 was to decrease net investment income by $1,285,943, increase net unrealized appreciation by $735,369, and increase net realized gains by $550,574. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

(10) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the trust's investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

These regulatory developments do not relate to closed-end investment companies such as the trust. Although MFS does not believe that these lawsuits will have a material adverse effect on the trust, there can be no assurance that the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in an increase to the market discount of the trust's shares or other adverse consequences to the trust.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Charter Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Charter Income Trust at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                ERNST & YOUNG LLP
Boston, Massachusetts
January 9, 2004

--------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                        ABBY M. O'NEILL (born 04/27/28)
Chairman                                                    Trustee
Massachusetts Financial Services Company,                   Private investor; Rockefeller Financial Services, Inc.
Chairman                                                    (investment advisers), Chairman and
                                                            Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                       LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                   Trustee
Chief Executive Officer and Director                        Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                           WILLIAM J. POORVU (born 04/10/35)
Trustee                                                     Trustee
Massachusetts Financial Services Company,                   Private investor; Harvard University Graduate School
President, Chief Investment Officer, and Director           of Business Administration, Class of 1961 Adjunct
                                                            Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                        CBL & Associates Properties, Inc. (real estate
                                                            investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                     J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac              Trustee
Surgery; Harvard Medical School, Professor of Surgery       Insight Resources, Inc. (acquisition planning
                                                            specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                            in health care companies), Managing General Partner
Trustee                                                     (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;                nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                    May 2001)
(video franchise), Vice Chairman
                                                            ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                              Trustee
Trustee                                                     Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified       WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief              Trustee
Executive Officer (until November 2000)                     Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the Trust. The address of MFS is 500
    Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                           ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                    Assistant Treasurer
Massachusetts Financial Services Company, Chairman          Massachusetts Financial Services Company, Vice
                                                            President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                              Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief             RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                              Treasurer
                                                            Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                     Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                     York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior            July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel                Executive Vice President and Chief Financial Officer,
                                                            (prior to September 2000); Lexington Funds,
STEPHEN E. CAVAN (born 11/06/53)                            Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior            ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary               Assistant Treasurer
                                                            Massachusetts Financial Services Company,
STEPHANIE A. DESISTO (born 10/01/53)                        Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice              JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers                Assistant Treasurer
Harriman & Co., Senior Vice President                       Massachusetts Financial Services Company, Senior
(November 2002 to April 2003); ING Groep N.V./              Vice President
Aeltus Investment Management, Senior Vice President
(prior to November 2002)

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith,
were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS.
Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                  225 Franklin Street, Boston, MA 02110

PORTFOLIO MANAGER                                           AUDITORS
Joseph C. Flaherty, Jr.(1)                                  Ernst & Young LLP

(1) MFS Investment Management

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
-------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of November 30, 2003, our records indicate that there are 4,823 registered shareholders and approximately 37,123 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                              MCR-ANN-1/04 63M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. [Applicable for closed-end fund annual reports covering periods ending on or after the compliance date for the listing standards applicable to the closed-end fund. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.]

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                               SEPTEMBER 17, 2003

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

         These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

     A.  VOTING GUIDELINES

         1.       GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

         2.       MFS' POLICY ON SPECIFIC ISSUES

              NON-SALARY COMPENSATION PROGRAMS

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "GOLDEN PARACHUTES"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  ANTI-TAKEOVER MEASURES

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  REINCORPORATION AND REORGANIZATION PROPOSALS

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  DILUTION

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  CONFIDENTIAL VOTING

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various the audit committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

                  INDEPENDENT AUDITORS

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  BEST PRACTICES STANDARDS

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate
         - the proposal is consistent with the best long-term economic interests of our clients.

                  FOREIGN ISSUERS - SHARE BLOCKING

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

     B.  ADMINISTRATIVE PROCEDURES

         1.       MFS PROXY REVIEW GROUP

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

                  a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

                  b. Determines whether any material conflicts of interest
                     exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

                  c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2.       POTENTIAL CONFLICTS OF INTEREST

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

                  a. Compare the name of the issuer of such proxy against a
                     list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

                  b. If the name of the issuer does not appear on the MFS
                     Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

                  c. If the name of the issuer appears on the MFS Significant
                     Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

                  d. For all potential material conflicts of interest
                     identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3.       GATHERING PROXIES

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4.       ANALYZING PROXIES

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

--------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       VOTING PROXIES

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

     C.  MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.  RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     E.  REPORTS

                  MFS FUNDS

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and
         (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  ALL MFS ADVISORY CLIENTS

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 23, 2004
---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 23, 2004
---------------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:   January 23, 2004
---------------------------


* Print name and title of each signing officer under his or her signature.